EMPLOYEE BENEFIT PLANS - Defined Contribution Plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 544	¥ 283	¥ 413
Contributions recognized as expense	¥ 55	¥ 129